Trade and Other Receivables	12 Months Ended
Dec. 31, 2025
Trade and Other Receivables
Trade and Other Receivables

5. Trade and Other Receivables

Trade and other receivables consisted of the following:

	As of
	December 31,
	2024	2025
Due from charterers	1,008	175
Accrued income	8,348	7,763
Insurance claims	375	261
Other receivables	3,652	8,760
Total	13,383	16,959

Accrued income represents net revenues and bunkers receivable from charterers, which have not yet been invoiced; all other amounts not yet invoiced are included under Other receivables.